SA Multi-Managed Diversified Fixed Income Portfolio Average Annual Total Returns	12 Months Ended	60 Months Ended	99 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	0.88%	1.35%
Class 1
Prospectus [Line Items]
Average Annual Return, Percent	1.71%	(0.30%)		1.38%
Class 2
Prospectus [Line Items]
Average Annual Return, Percent	1.54%	(0.47%)		1.22%
Class 3
Prospectus [Line Items]
Average Annual Return, Percent	1.42%	(0.56%)		1.11%